Equity (Reclassification out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total net unrealized investment gains (losses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	$ (4,428)	$ (24,994)	$ 7,074
Total reclassifications for the period
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	(4,428)	(24,994)	7,074
Amounts reclassified from AOCI | Total net unrealized investment gains (losses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	4,428	24,994	(7,074)
Amounts reclassified from AOCI | Total reclassifications for the period
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	4,428	24,994	(7,074)
Amounts reclassified from AOCI | Net unrealized investment gains (losses) on available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized Gain (Loss) on Investments	(74,005)	(3,514)	(7,236)
Amounts reclassified from AOCI | Currency/Interest Rate | Cash flow hedges—Currency/Interest rate
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized Gain (Loss) on Investments	$ 78,433	$ 28,508	$ 162